Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
2011 - 2018 taxation years [member]
Disclosure of Income Tax [Line items]
Additional income tax expense and interest		$ 1,465
Top of range [member]
Disclosure of Income Tax [Line items]
Percentage Of Increase due to Global Minimum Tax	0.50%	0.60%